CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Cash considerations received for sale of subsidiaries	13,901
Cash balance transferred to the acquirers	11,427